Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model - Placement Agent Warrant Member	3 Months Ended
Mar. 31, 2022
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	47.00%
Expected term (years)	5 years
Risk-free interest rate	1.54%
Expected dividend yield